Share-based payments - RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	60,000
Granted	25,000	60,000
Vested	(10,000)
Ending Balance	75,000	60,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	443,861	232,317
Granted	235,500	385,083
Vested	(162,131)	(62,738)
Forfeited	(23,834)	(110,801)
Ending Balance	493,396	443,861	232,317
Weighted average remaining contractual life (years)	1 year 11 months 26 days	2 years 4 months 17 days	2 years 5 months 12 days
Granted	3 years	3 years
Forfeited	1 year 6 months 21 days	2 years 1 month 20 days